Income Tax (Details)					6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)	Apr. 01, 2018 HKD ($)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)
Income Tax [Line Items]
Assessable profits (in Dollars)					$ (7,483)	$ (58,638)	$ (82,500)
Taxes payables	$ 199,689	$ 1,564,880	$ 1,536,569
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate				16.50%
Tier One [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage				8.25%	8.25%	8.25%
Assessable profits (in Dollars)				$ 2,000,000		$ 2,000,000
Tier Two [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage				16.50%	16.50%	16.50%
Assessable profits (in Dollars)				$ 2,000,000